ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2024	2023
Accrued professional fees	$185	$356
Accrued compensation	200	423
Accrued royalties	47	45
Accrued advertising expenses	2	2
Accrued director compensation and liability insurance	63	100
Other	248	256
	$745	$1,182